		Exhibit 99(a)
	MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS

	HSBC Home Equity Loan Trust (USA) 2006-1

	Payment Number	2
	Beginning Date of Collection Period	1-Jul-06
	End Date of Collection Period	31-Jul-06
	Payment Date	21-Aug-06
	Previous Payment Date	20-Jul-06
	Interest Period Beginning On	20-Jul-06
	Interest Period Ending On	19-Aug-06

	Funds Disbursement
	Collected Funds	41,187,142.28
	Available Payment Amount	41,187,142.28
	Principal Collections	32,553,586.91
	Net Interest Collections	8,633,555.37
	Interest Collections	8,633,555.37
	Principal recoveries	0.00
	Servicing Fee	540,846.70
	Skip-A-Pay Advance	0.00
	Skip-A-Pay Reimbursement Amount	0.00

	Disbursements	41,187,142.28
	Interest Paid to Notes	5,044,275.69
	Principal Paid to Notes	32,553,586.91
	Ownership Interest - pursuant to Section 5.01 (a) (xx)	3,048,432.98
	Servicing Fee (to Servicer)	540,846.70

	Yield Maintenance Account
	Maximum Monthly Yield Maintenance Amount	777,247.00
	Monthly Yield Maintenance Payment Amount	0.00
	Unused amount - towards Ownership Interest	777,247.00
	Amount on deposit before Monthly Yield Maintenance Payment	4,760,681.00
	Amount remaining on deposit in the Yield Maintenance Account	3,983,434.00

	Pool Balance
	Beginning Pool Balance	1,298,032,086.46
	Principal Collections (including repurchases)	32,553,586.91
	Additional Principal Reduction Amount	0.00
	Ending Pool Balance	1,265,478,499.55

	Note Balance
	Beginning Note Balance	1,018,624,680.46
	Note Paydown	32,553,586.91
	Ending Note Balance	986,071,093.55

	Collateral Performance
	Cash yield (% of beginning balance, annualized)	7.98%
	Loss rate (net of principal recoveries; % of beginning balance)	0.00%
	Net yield	7.98%
	Realized Losses	0.00
	Cumulative Realized Losses	0.00
	Cumulative Loss Percentage	0.00%
	Delinquent Loans:
	One payment principal balance of loans	4,365,669.19
	One payment number of loans	39
	Two payments principal balance of loans	300,217.80
	Two payments number of loans	1
	Three payments plus principal balance of loans	0.00
	Three payments plus number of loans	0
	One payment Delinquency Percentage (for related Collection Period)	0.34%
	Two payments Delinquency Percentage (for related Collection Period)	0.02%
	Two payments plus Delinquency Percentage (for related Collection Period)	0.02%
	Two Payment Plus Rolling Average (for such Payment Date)	0.01%
	Three payments plus Delinquency Percentage (for the related Collection Period)	0.00%

	Aggregate Principal Balances of Loans that were restructured during such Collection Period	378,540.10
	Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.03%

	Home Equity Loan Detail
	Number of loans purchased or substituted pursuant to Section 2.02	0
	Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
	Number of loans purchased or substituted pursuant to Section 2.04	0
	Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
	Number of loans purchased or substituted pursuant to Section 3.01	0
	Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
	Substitution Adjustment Amounts	0.00

	Number outstanding beginning of period	9,738
	Number outstanding end of period	9,510
	Principal balance of all REO as of the end of the Collection Period	0.00
	Number of loans that went into REO during the Collection Period	0
	Principal balance of loans that went into REO during the Collection Period	0.00
	Unpaid Servicing Fee from previous Collection Periods	0.00

	Overcollateralization
	Beginning OC Amount	279,407,406.00
	OC Release Amount	0.00
	Extra Principal Payment Amount	0.00
	Class A-1 Extra Principal Payment Amount Paid	0.00
	Class A-2 Extra Principal Payment Amount Paid	0.00
	Class M-1 Extra Principal Payment Amount Paid	0.00
	Class M-2 Extra Principal Payment Amount Paid	0.00
	Ending OC Amount	279,407,406.00

	Target OC Amount	279,407,406.00
	Interim OC Amount	279,407,406.00
	Interim OC Deficiency	0.00

	Monthly Excess Cashflow (before Servicing Fee)	3,589,279.68
	Monthly Excess Cashflow (after Servicing Fee)	3,048,432.98
	Principal Payment Amount	32,553,586.91
	Class A-1 Principal Payment Amount	19,991,986.65
	Class A-2 Principal Payment Amount	5,001,444.64
	Class M-1 Principal Payment Amount	4,337,552.70
	Class M-2 Principal Payment Amount	3,222,602.92
	Principal Collections	32,553,586.91
	OC Release Amount	0.00

	Other
	Stepdown	No
	Trigger Event	No
	Master Servicer Termination Event	No
	Event of Default	No
	Original Note Balance	1,038,550,000.00
	Total Note Principal Amount divided by Total Original Note Principal Amount	94.95%
	EOP Note Principal Amount divided by Original Note Principal Amount <15.00%	No

	Interest Calculations
	1 month LIBOR	5.37813%
	Class A-1 Formula Rate (1-mo. Libor plus 16 bps)	5.53813%
	Class A-1 Note Rate	5.53813%
	Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.55813%
	Class A-2 Note Rate	5.55813%
	Class M-1 Formula Rate (1-mo. Libor plus 28 bps)	5.65813%
	Class M-1 Note Rate	5.65813%
	Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.67813%
	Class M-2 Note Rate	5.67813%

	Available Funds Cap	7.40738%

	Class A-1 Noteholder's Statement

	A. Information on Payments
	Original Class A-1 Note Balance	637,800,000.00
	1. Total Payments per $1,000	36.173564
	2. Principal Payment per $1,000	31.345228
	3. Interest Payment per $1,000	4.828335

	B. Calculation of Class A-1 Interest Due & Paid
	1. Class A-1 Note Rate	5.53813%
	2. Days in Accrual Period	32.00

	3. Class A-1 Interest Due	3,079,512.16
	4. Class A-1 Interest Paid	3,079,512.16
	5. Class A-1 Interest Carry Forward Amount Due	0.00
	6. Class A-1 Interest Carry Forward Amount Paid	0.00
	7. Class A-1 Supplemental Interest Amount Due	0.00
	8. Class A-1 Supplemental Interest Amount Paid	0.00

	9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class A-1 Principal Due & Paid
	1. Class A-1 Note Principal Amount, BOP	625,563,353.90
	2. Class A-1 Principal Due	19,991,986.65
	3. Class A-1 Principal Paid	19,991,986.65
	4. Class A-1 Principal Carry Forward Amount Paid	0.00
	5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
	6. Class A-1 Note Principal Amount, EOP	605,571,367.25

	7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	94.94691%
	8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	47.85315%
	9. Class A-1 Note principal distribution percentage	61.41254633864520%

	Class A-2 Noteholder's Statement

	A. Information on Payments
	Original Class A-2 Note Balance	159,560,000.00
	1. Total Payments per $1,000	36.191000
	2. Principal Payment per $1,000	31.345228
	3. Interest Payment per $1,000	4.845772

	B. Calculation of Class A-2 Interest Due & Paid
	1. Class A-2 Note Rate	5.55813%
	2. Days in Accrual Period	32.00

	3. Class A-2 Interest Due	773,191.36
	4. Class A-2 Interest Paid	773,191.36
	5. Class A-2 Interest Carry Forward Amount Due	0.00
	6. Class A-2 Interest Carry Forward Amount Paid	0.00
	7. Class A-2 Supplemental Interest Amount Due	0.00
	8. Class A-2 Supplemental Interest Amount Paid	0.00

	9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class A-2 Principal Due & Paid
	1. Class A-2 Note Principal Amount, BOP	156,498,728.05
	2. Class A-2 Principal Due	5,001,444.64
	3. Class A-2 Principal Paid	5,001,444.64
	4. Class A-2 Principal Carry Forward Amount Paid	0.00
	5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
	6. Class A-2 Note Principal Amount, EOP	151,497,283.41

	7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	94.94691%
	8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	11.97154%
	9. Class A-2 Note principal distribution percentage	15.36372827499880%

	Class M-1 Noteholder's Statement

	A. Information on Payments
	Original Class M-1 Note Balance	138,380,000.00
	1. Total Payments per $1,000	36.278184
	2. Principal Payment per $1,000	31.345228
	3. Interest Payment per $1,000	4.932955

	B. Calculation of Class M-1 Interest Due & Paid
	1. Class M-1 Note Rate	5.65813%
	2. Days in Accrual Period	32

	3. Class M-1 Interest Due	682,622.36
	4. Class M-1 Interest Paid	682,622.36
	5. Class M-1 Interest Carry Forward Amount Due	0.00
	6. Class M-1 Interest Carry Forward Amount Paid	0.00
	7. Class M-1 Supplemental Interest Amount Due	0.00
	8. Class M-1 Supplemental Interest Amount Paid	0.00

	9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class M-1 Principal Due & Paid
	1. Class M-1 Note Principal Amount, BOP	135,725,081.39
	2. Class M-1 Principal Due	4,337,552.70
	3. Class M-1 Principal Paid	4,337,552.70
	4. Class M-1 Principal Carry Forward Amount Paid	0.00
	5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
	6. Class M-1 Note Principal Amount, EOP	131,387,528.69

	7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	94.94691%
	8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	10.38244%
	9. Class M-1 Note principal distribution percentage	13.32434644456210%

	Class M-2 Noteholder's Statement

	A. Information on Payments
	Original Class M-2 Note Balance	102,810,000.00
	1. Total Payments per $1,000	36.295620
	2. Principal Payment per $1,000	31.345228
	3. Interest Payment per $1,000	4.950392

	B. Calculation of Class M-2 Interest Due & Paid
	1. Class M-2 Note Rate	5.67813%
	2. Days in Accrual Period	32

	3. Class M-2 Interest Due	508,949.81
	4. Class M-2 Interest Paid	508,949.81
	5. Class M-2 Interest Carry Forward Amount Due	0.00
	6. Class M-2 Interest Carry Forward Amount Paid	0.00
	7. Class M-2 Supplemental Interest Amount Due	0.00
	8. Class M-2 Supplemental Interest Amount Paid	0.00

	9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class M-2 Principal Due & Paid
	1. Class M-2 Note Principal Amount, BOP	100,837,517.12
	2. Class M-2 Principal Due	3,222,602.92
	3. Class M-2 Principal Paid	3,222,602.92
	4. Class M-2 Principal Carry Forward Amount Paid	0.00
	5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
	6. Class M-2 Note Principal Amount, EOP	97,614,914.20

	7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	94.94691%
	8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	7.71368%
	9. Class M-2 Note principal distribution percentage	9.89937894179385%

HSBC FINANCE CORPORATION HSBC HOME EQUITY LOAN Trust (USA) 2006-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Sales and Servicing Agreement dated as of July 12, 2006 (the "Sales and Servicing Agreement"), by and among HSBC Home Equity Loan Corporation I, as Depositor, the Servicer, JPMorgan Chase Bank, National Association, as Indenture Trustee, HSBC Bank USA, National

Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-1, the Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Servicer under the Sales and Servicing Agreement.

3	The undersigned is a Servicing Officer.

4	This Certificate relates to the Payment Date occurring on August 21, 2006

5

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sales and Servicing Agreement through the Collection Period preceding such Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination has occurred since the prior Determination Date.

6	As of the date hereof, to the best knowledge of the undersigned, no Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 16th day of August, 2006.

HSBC FINANCE CORPORATION as Servicer

By: /s/ D. J. Mickey
Title: Servicing Officer